Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue [Abstract]
Disaggregation of Revenue by Major Source
Electric Gas Other
Florida Canadian
Other

Gas Utilities Inter-
Electric Electric Electric
and

Segment
millions of dollars Utility Utilities Utilities Infrastructure Other Eliminations Total
For the year ended December 31, 2023

Regulated Revenue
Residential $

2,307 $

910 $

183 $

724 $ -

$ -

$

4,124
Commercial

1,083

463

285

425 -

-

2,256
Industrial

274

219

33

93 -

(13)

606
Other electric

395

41

7 -

-

-

443
Regulatory deferrals
(522) -

12 -

-

-

(510)
Other (1)

19

38

6

199 -

(8)

254
Finance income (2)(3) -

-

-

62 -

62

Regulated revenue
$

3,556 $

1,671 $

526 $

1,503 $ -

$ (21) $

7,235
Non-Regulated Revenue
Marketing and trading margin (4) -

-

-

-

96 -

96
Other non-regulated operating
revenue
-

-

-

21

27 (23)

25
Mark-to-market (3) -

-

-

-

216 (9)

207

Non-regulated revenue
$ -

$ -

$ -

$

21 $

339 $ (32) $

328
Total operating revenues $

3,556 $

1,671 $

526 $

1,524 $

339 $ (53) $

7,563
For the year ended December 31, 2022

Regulated Revenue
Residential $

1,799 $

834 $

184 $

800 $ -

$ -

$

3,617
Commercial

869

427

282

461 -

-

2,039
Industrial

230

353

32

83 -

(7)

691
Other electric

398

28

6 -

-

-

432
Regulatory deferrals (27) -

6 -

-

-

(21)
Other (1)

18

33

8

283 -

(7)

335
Finance income (2)(3) -

-

-

61 -

-

61

Regulated revenue
$

3,287 $

1,675 $

518 $

1,688 $ -

$ (14)

7,154
Non-Regulated

Marketing and trading margin (4) -

-

-

-

143 -

143
Other non-regulated operating
revenue
-

-

-

16

16 (10)

22
Mark-to-market (3) -

-

-

-

281 (12)

269

Non-regulated revenue
$ -

$ -

$ -

$

16 $

440 $ (22)

434
Total operating revenues $

3,287 $

1,675 $

518 $

1,704 $

440 $ (36) $

7,588
(1) Other includes rental revenues, which do not represent revenue from contracts with customers.
(2) Revenue related to Brunswick Pipeline's service agreement with Repsol Energy Canada.
(3) Revenue which does not represent revenues from contracts with customers.
(4) Includes gains (losses) on settlement of energy related derivatives, which do not represent revenue from contracts with
customers.